Note 2 - Loans Receivable - Summary of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans receivable, before allowance and fee	$ 30,666	$ 32,039
Unamortized, net deferred loan costs	146	142
Less allowance for credit losses	(185)	(200)	$ (200)
Loans receivable, net	$ 30,627	$ 31,981
Weighted average yield	4.38%	4.22%
Real Estate Loan [Member]
Loans receivable, before allowance and fee	$ 30,371	$ 31,713
Share Loans [Member]
Loans receivable, before allowance and fee	295	326
Less allowance for credit losses	0	0	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, before allowance and fee	29,774	30,988
Less allowance for credit losses	(173)	(175)	(198)
Construction Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, before allowance and fee	0	18
Less allowance for credit losses	(3)	(15)	(2)
Commercial Real Estate Portfolio Segment [Member]
Loans receivable, before allowance and fee	597	707
Less allowance for credit losses	(9)	(10)	$ 0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, before allowance and fee	$ 597	$ 707